Revenue Recognition - Schedule of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,240,155	$ 1,269,383
Janitorial, foodservice and breakroom supplies (JanSan products) [Member]
Disaggregation Of Revenue [Line Items]
Revenue	328,226	345,408
Technology products [Member]
Disaggregation Of Revenue [Line Items]
Revenue	314,704	317,198
Traditional office products [Member]
Disaggregation Of Revenue [Line Items]
Revenue	178,976	198,078
Industrial supplies [Member]
Disaggregation Of Revenue [Line Items]
Revenue	155,575	147,197
Cut sheet paper products [Member]
Disaggregation Of Revenue [Line Items]
Revenue	119,547	106,148
Automotive products [Member]
Disaggregation Of Revenue [Line Items]
Revenue	80,992	78,806
Office furniture [Member]
Disaggregation Of Revenue [Line Items]
Revenue	58,826	72,091
Other revenues [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 3,309	$ 4,457